SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	¥ 5,324	¥ 9,975
Total operating lease assets	5,324	9,975
Operating lease liabilities – current	4,428	7,387
Operating lease liabilities – non-current	249	1,795
Net investment in the lease	¥ 4,677	¥ 9,182